As filed with the Securities and Exchange Commission on February 4, 1999
                                             Registration No. 33-49550

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.   [ ]

                       POST-EFFECTIVE AMENDMENT NO. 12 [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               AMENDMENT NO. 63        [X]

                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800

                                   ----------

                             Thomas E. Pierpan, Esq.
        Vice President, Assistant Secretary and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

Title of securities being registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

  It is proposed that this filing will become effective (check appropriate space)

  [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ]   on DATE, pursuant to paragraph (b) of Rule 485

  [ ]   60 days after filing pursuant to paragraph (a) of Rule 485

  [X]   on APRIL 23, 1999, pursuant to paragraph (a) of Rule 485

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           WRL FREEDOM BELLWETHER(R)
                                VARIABLE ANNUITY

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

PROSPECTUS
MAY 1, 1999

This prospectus gives you important information about the WRL Freedom Bellwether, a flexible payment variable annuity. Please read this prospectus and the mutual fund prospectuses before you invest and keep them for future reference.

You can put your money into 27 investment choices: a fixed account and 26 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the mutual funds are NOT guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 26 portfolios we currently offer through the subaccounts under this Contract are:

                              WRL SERIES FUND, INC.

WRL Janus Growth (formerly, Growth)                 WRL Janus Global (formerly, Global)
WRL Alger Aggressive Growth                         WRL VKAM Emerging Growth
   (formerly, Aggressive Growth)                       (formerly, Emerging Growth)
WRL AEGON Balanced (formerly, Balanced)             WRL AEGON Bond (formerly, Bond)
WRL LKCM Strategic Total Return                     WRL NWQ Value Equity
   (formerly, Strategic Total Return)                  (formerly, Value Equity)
WRL Federated Growth & Income                       WRL Third Avenue Value
   (formerly, Growth & Income)                         (formerly, Third Avenue Value)
WRL J.P. Morgan Money Market                        WRL Dean Asset Allocation
   (formerly, Money Market)                            (formerly, Tactical Asset Allocation)
WRL GE/Scottish Equitable International Equity      WRL C.A.S.E. Growth
   (formerly, International Equity)                    (formerly, C.A.S.E. Growth)
WRL Goldman Sachs Growth                            WRL GE U.S. Equity
WRL Salomon All Cap                                    (formerly, U.S. Equity)
WRL T. Rowe Price Dividend Growth                   WRL Goldman Sachs Small Cap
WRL Pilgrim Baxter Mid Cap Growth                   WRL Dreyfus Mid Cap
WRL J.P. Morgan Real Estate Securities              WRL T. Rowe Price Small Cap


              THE FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (VIP)

                          VIP III Growth Opportunities
                                VIP II Contrafund
                                VIP Equity-Income

If you would like more information about the WRL Freedom Bellwether, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at 1-800-851-9777 or write us at: Western Reserve, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE MUTUAL FUNDS:
/bullet/     ARE NOT BANK DEPOSITS
/bullet/     ARE NOT FEDERALLY INSURED
/bullet/     ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
/bullet/     ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
/bullet/     INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                 PAGE

SUMMARY............................................................

ANNUITY CONTRACT FEE TABLE.........................................

EXAMPLES...........................................................

1.    THE ANNUITY CONTRACT.........................................
      Other Contracts..............................................

2.    ANNUITY PAYMENTS

      (THE INCOME PHASE)...........................................
      Annuity Payment Options......................................
      Fixed Annuity Options........................................
      Variable Annuity Options.....................................

3.    PURCHASE.....................................................
      Contract Issue Requirements..................................
      Purchase Payments............................................
      Initial Purchase Requirements................................
      Additional Purchase Payments.................................
      Maximum Total Purchase Payments..............................
      Allocation of Purchase Payments..............................
      Contract Value...............................................
      Accumulation Units...........................................

4.    INVESTMENT CHOICES...........................................
      The Separate Account.........................................
      WRL Series Fund, Inc. .......................................
      The Fidelity Variable Insurance Products Funds ..............
      The Fixed Account............................................
      Transfers....................................................
      Dollar Cost Averaging Program................................
      Asset Rebalancing Program....................................
      Telephone Transactions.......................................

5.    EXPENSES.....................................................
      Surrenders and Partial Withdrawals...........................
      Mortality and Expense Risk Charge............................
      Administrative Charge........................................
      Annual Contract Charge.......................................
      Premium Taxes................................................
      Federal, State and Local Taxes...............................
      Transfer Charge..............................................
      Portfolio Management Fees....................................

6.    TAXES........................................................
      Annuity Contracts in General.................................
      Qualified and Non-Qualified Contracts........................
      Withdrawals - Non-Qualified Contracts........................
      Withdrawals - Qualified Contracts............................
      Withdrawals - 403(b) Contracts...............................
      Diversification and Distribution Requirements................
      Partial Withdrawals and Surrenders...........................
      Taxation of Death Benefit Proceeds...........................
      Annuity Payments.............................................
      Transfers, Assignments or Exchanges of Contracts.............
      Possible Tax Law Changes.....................................

7.    ACCESS TO YOUR MONEY.........................................
      Surrenders and Withdrawals...................................
      Delay of Payment and Transfers...............................
      Contract Loans for 401(a), 401(k) and 403(b) Contracts.......
      Systematic Partial Withdrawals...............................

8.    PERFORMANCE..................................................

9.    DEATH BENEFIT................................................
      When We Pay A Death Benefit..................................
      When We Do Not Pay A Death Benefit...........................
      Amount of Death Benefit......................................
      Alternate Payment Elections..................................

10.   OTHER INFORMATION............................................
      Ownership....................................................
      Assignment...................................................
      Western Reserve Life Assurance Co. of Ohio...................
      The Separate Account.........................................
      Voting Rights................................................
      Distributor of the Contracts.................................
      Non-participating Contract...................................
      Variations in Contract Provisions............................
      Year 2000 Matters............................................
      IMSA.........................................................
      Legal Proceedings............................................
      Financial Statements.........................................

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION..........................................

APPENDIX A
Condensed Financial Information....................................

APPENDIX B
Historical Performance Data........................................

APPENDIX C
Definitions of Special Terms.......................................

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. FOR YOUR CONVENIENCE, WE HAVE PROVIDED A GLOSSARY OF THE SPECIAL TERMS USED IN THIS PROSPECTUS. THE GLOSSARY IS IN APPENDIX C AT THE BACK OF THIS PROSPECTUS.

1.   THE ANNUITY CONTRACT

The Flexible Payment Variable Accumulation Deferred Annuity Contract offered by Western Reserve Life Assurance Co. of Ohio (Western Reserve, we, us) is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 26 subaccounts. Each subaccount invests exclusively in a single portfolio of an underlying fund listed in Section 4. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

You can transfer money between any of the investment choices.

The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the Contract. The income phase occurs when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will determine the amount of any income payments you receive during the income phase.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of your payments may go up or down depending on the investment results of the portfolios you invest in at that time.

3.   PURCHASE

You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period.

4.   INVESTMENT CHOICES

You can invest your money in any of the 26 mutual fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the prospectuses for the Funds. The portfolios now available to you under the Contract are:

                   23 PORTFOLIOS OF THE WRL SERIES FUND, INC.

WRL Janus Growth                          WRL Janus Global
WRL Alger Aggressive Growth               WRL VKAM Emerging Growth
WRL AEGON Balanced                        WRL AEGON Bond
WRL LKCM Strategic Total Return           WRL NWQ Value Equity
WRL Federated Growth & Income             WRL Third Avenue Value
WRL J.P. Morgan Money Market              WRL Dean Asset Allocation
WRL J.P. Morgan Real Estate Securities    WRL C.A.S.E. Growth
WRL GE/Scottish Equitable                 WRL GE U.S. Equity
     International Equity                 WRL Dreyfus Mid Cap
WRL Goldman Sachs Growth                  WRL Salomon All Cap
WRL T. Rowe Price Small Cap               WRL T. Rowe Price
WRL Pilgrim Baxter Mid Cap Growth              Dividend Growth
WRL Goldman Sachs Small Cap


                 3 PORTFOLIOS OF THE FIDELITY VARIABLE INSURANCE
                                 PRODUCTS FUNDS

                          VIP III Growth Opportunities
                                VIP II Contrafund
                                VIP Equity-Income

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your purchase payments to the fixed account.

5.   EXPENSES

We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.

We deduct a daily mortality and expense risk charge of 1.25% and an administrative charge of 0.15% each year from the money you have invested in the subaccounts.

During the accumulation period, we deduct an Annual Contract Charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge if you make more than 12 transfer among the subaccounts per Contract year.

We will deduct state premium taxes, which currently range from 0% to 3.50%, if you surrender the Contract, or partially withdraw its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The portfolios deduct investment charges from amounts you have invested in the portfolios. These charges range from 0.40% to 1.00% annually, depending on the portfolio. See the prospectuses for the Funds and the Fee Table in this prospectus.

6.   TAXES

The Contract's earnings are generally not taxed until you take them out. For Federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% Federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income. Different tax consequences may apply for a Contract used in connection with a qualified plan.

7.   ACCESS TO YOUR MONEY

You can take money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the Cash Value below $25,000. No withdrawals may be made from the fixed account without prior consent from us. For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply. You may also have to pay Federal income tax and a penalty tax on any money you take out. No surrender charges apply.

8.   PERFORMANCE

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9.   DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit.

If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The death benefit will be the greater of:

/bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and
/bullet/ the total purchase payments you make to the Contract, less partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals.

10.    OTHER INFORMATION

RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. The amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. We determine the value of the refund as of the date we receive the returned Contract. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount.

WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high Federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

/bullet/ SYSTEMATIC WITHDRAWALS: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

/bullet/ DOLLAR COST AVERAGING: You can arrange to have a certain amount of money automatically transferred monthly from the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts or the fixed account to your choice of subaccountS. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

/bullet/ CONTRACT LOANS: You may elect an endorsement allowing you to receive Contract loans during the accumulation period, subject to certain restrictions.

/bullet/ ASSET REBALANCING: We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Contract value among the various subaccounts.

/bullet/ TELEPHONE TRANSACTIONS: You may make transfers and/or change the allocation of additional purchase payments by telephone.

These features are not available in all states and may not be suitable for your particular situation.

Certain states place restrictions on access to the fixed account, on the death benefit calculation and on other features of the Contract. Consult your agent and the Contract form for details.

11.  INQUIRIES

If you need additional information, please contact us at:

Western Reserve Life
Annuity Department
P.O. Box 9051
Clearwater, FL  33758-9051
1-800-851-9777


                                                  ANNUITY CONTRACT FEE TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                  SEPARATE ACCOUNT ANNUAL EXPENSES
             OWNER TRANSACTION EXPENSES                                           (AS A PERCENTAGE OF ACCOUNT VALUE)
-------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments ........            0                      Mortality and Expense Risk Charge......  1.25%
Maximum Withdrawal Charge...............            0                      Administrative Charge..................  0.15%
                                                                                                                    -----
                                                                           TOTAL SEPARATE ACCOUNT
Annual Contract Charge..................      $30 Per                      ANNUAL EXPENSES........................  1.40%
                                             Contract
Transfer Charge.........................    $10 after
                                          12 per year
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                              PORTFOLIO ANNUAL EXPENSES (1)
                      (as a percentage of average net assets and after expense reimbursements)
---------------------------------------------------------------------------------------------------------------------------

                                                                                           RULE             TOTAL PORTFOLIO
       PORTFOLIOS                                MANAGEMENT FEES      OTHER EXPENSES     12B-1 FEES (2)     ANNUAL EXPENSES
---------------------------------------------------------------------------------------------------------------------------
WRL SERIES FUND, INC.(5)
WRL Janus Growth                                       0.80%                                 0
WRL Janus Global (4)                                   0.80%                                 0
WRL Alger Aggressive Growth                            0.80%                                 0
WRL VKAM Emerging Growth                               0.80%                                 0
WRL AEGON Balanced                                     0.80%                                 0
WRL AEGON Bond                                         0.45%                                 0
WRL LKCM Strategic Total Return                        0.80%                                 0
WRL Federated Growth & Income                          0.75%                                 0
WRL J.P. Morgan Money Market                           0.40%                                 0
WRL J.P. Morgan Real Estate Securities(3)              0.80%                                 0
WRL Third Avenue Value                                 0.80%                                 0
WRL NWQ Value Equity                                   0.80%                                 0
WRL Dean Asset Allocation                              0.80%                                 0
WRL C.A.S.E. Growth                                    0.80%                                 0
WRL GE/Scottish Equitable
     International Equity                              1.00%                                 0
WRL GE U.S. Equity                                     0.80%                                 0
WRL Goldman Sachs Growth                               0.90%                                 0
WRL Goldman Sachs Small Cap                            0.90%                                 0
WRL T. Rowe Price Dividend Growth                      0.90%                                 0
WRL T. Rowe Price Small Cap                            0.75%                                 0
WRL Salomon All Cap                                    0.90%                                 0
WRL Pilgrim Baxter Mid Cap Growth                      0.90%                                 0
WRL Dreyfus Mid Cap                                    0.85%                                 0
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP III Growth Opportunities                           0.60%
VIP II  Contrafund                                     0.60%
VIP Equity-Income                                      0.50%
---------------------------------------------------------------------------------------------------------------------------

(1) The fee table information relating to the underlying funds is for 1998 and was provided to Western Reserve by the underlying funds. Western Reserve has not independently verified such information.

(2) Effective January 1, 1997, the Board of the WRL Series Fund, Inc. authorized the Fund to charge each portfolio of the Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Fund will not deduct the fee from any portfolio during 1999. You will receive advance written notice if a Rule 12b-1 fee is deducted. See the WRL Series Fund's prospectus for more detail.

(3) Because the WRL J.P. Morgan Real Estate Securities Portfolio commenced operations on May 1, 1998, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

(4) On January 20, 1999, Western Reserve received an Order from the Securities and Exchange Commission approving the substitution of shares of WRL Janus Global for shares of the Global Sector Portfolio. On May 1, 1999 the substitution was effected in accordance with the Order. As a result of the substitution, investments in the former Global Sector subaccount were automatically transferred to the WRL Janus Global subaccount and the Global Sector subaccount was liquidated.

(5) WRL Investment Management, Inc. (WRL Management), the investment adviser of the WRL Series Fund, Inc., has undertaken, until at least April 30, 2000, to pay expenses on behalf of the portfolios of the WRL Series Fund, Inc. to the extent normal operating expenses of a portfolio exceed the following percentage of a portfolio's average daily net assets: 0.70% for WRL AEGON Bond and WRL J.P. Morgan Money Market; 1.00% for WRL Alger Aggressive Growth, WRL Janus Growth, WRL Janus Global, WRL VKAM Emerging Growth, WRL LKCM Strategic Total Return, WRL Federated Growth & Income, WRL J.P. Morgan Real Estate Securities, WRL Third Avenue Value, WRL NWQ Value Equity, WRL Dean Asset Allocation, WRL C.A.S.E. Growth, WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Small Cap, WRL T. Rowe Price Dividend Growth, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth, WRL Dreyfus Mid Cap, and WRL AEGON Balanced; 1.50% for WRL GE/Scottish Equitable International Equity; and 1.30% for the WRL GE U.S. Equity. In 1998, WRL Management reimbursed the WRL J.P. Morgan Real Estate Securities in the amount of $28,275, the WRL Third Avenue Value Portfolio in the amount of $14,229 and the WRL GE/Scottish Equitable International Equity in the amount of $127,763. Without such reimbursements, the total annual expenses during 1998 for WRL J.P. Morgan Real Estate Securities, the WRL Third Avenue Value and the WRL GE/Scottish Equitable International Equity would have been ___%, ___%, and ___%, respectively. See the prospectus for the WRL Series Fund, for a description of the expense limitations that apply to each portfolio of the Fund.

(6) [INFORMATION ABOUT THE FIDELITY FUNDS WILL BE ADDED HERE]

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire Contract value is in the subaccount listed.


------------------------------------------------------------------------------------------------
                                            IF THE CONTRACT IS SURRENDERED OR ANNUITIZED AT THE
                                                           END OF THE APPLICABLE
                SUBACCOUNTS                                     TIME PERIOD
------------------------------------------------------------------------------------------------
WRL SERIES FUND, INC.                         1 YEAR       3 YEARS     5 YEARS     10 YEARS
WRL Janus Growth
WRL Janus Global
WRL Alger Aggressive Growth
WRL VKAM Emerging Growth
WRL AEGON Balanced
WRL AEGON Bond
WRL LKCM Strategic Total Return
WRL Federated Growth & Income
WRL J.P. Morgan Money Market
WRL J.P. Morgan Real Estate Securities
WRL Third Avenue Value
WRL NWQ Value Equity
WRL Dean Asset Allocation
WRL C.A.S.E. Growth
WRL GE/Scottish Equitable International Equity
WRL GE U.S. Equity
WRL Goldman Sachs Growth
WRL Goldman Sachs Small Cap
WRL T. Rowe Price Dividend Growth
WRL T. Rowe Price Small Cap
WRL Salomon All Cap
WRL Pilgrim Baxter Mid Cap Growth
WRL Dreyfus Mid Cap
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

VIP III Growth Opportunities
VIP II Contrafund
VIP Equity-Income
------------------------------------------------------------------------------------------------

The above tables will help you understand the costs of investing in the subaccounts. The table reflects the 1998 expenses of the underlying funds and the subaccount fees and charges. The "Other Expenses" and "Total Portfolio Annual Expenses" for WRL J.P. Morgan Real Estate Securities are estimates. The table does not reflect premium taxes which may range up to 3.5%, depending on the jurisdiction.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE
ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

In these examples, the $30 Annual Contract Charge is reflected as a charge of _____% based on an average Contract value of $_______.

There is a financial history of each subaccount in Appendix A to this prospectus. See "Appendix A - Condensed Financial Information."

1.   THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Bellwether Variable Annuity Contract offered by Western Reserve.

An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible purchase variable annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible purchase" Contract because after you purchase it, you can generally make additional investments of $50 or more, until the maturity date. But you are not required to make any additional investments.

The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your Contract also depends upon the investment performance of your investment choices for the income phase.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

OTHER CONTRACTS

We offer other variable annuity contracts which also invest in the same portfolios of the Funds. These contracts may have different charges that could affect subaccount performance, and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)

You choose the date when annuity payments under the Contract start. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The latest annuity maturity date is the Contract month following the month in which the annuitant reaches age 90.

ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.

SUPPLEMENTAL CONTRACT. Once you annuitize and you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS

The Contract provides five annuity payment options that are described below. You can receive payments monthly, quarterly, semi-annually, or annually.

We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $100, then we will pay you the annuity proceeds in one lump sum.

FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Options A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

     /bullet/ The amount of the annuity proceeds on the maturity date; /bullet/ The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and /bullet/ The specific payment option you choose.

We may, in our discretion, increase the amount of a payment once payments begin.

VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Options D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the assumed investment return of 5% at all times, the amount of each variable annuity payment will remain equal. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the assumed investment return, the amount of the variable annuity payments would decrease. For more information or how variable annuity income payments are determined, see the SAI.

The annuity payment options are explained below. Options A, B, and C are fixed only. Options D and E can be fixed or variable.

FIXED ANNUITY OPTIONS

PAYMENT OPTION A - FIXED INSTALLMENTS. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

PAYMENT OPTION B - LIFE INCOME:  FIXED PAYMENTS

     /bullet/ NO PERIOD CERTAIN--We will make level payments only during the annuitant's lifetime; or
     /bullet/ 10 YEARS CERTAIN--We will make level payments for the longer of the annuitant's lifetime or ten years; or /bullet/ GUARANTEED RETURN OF ANNUITY PROCEEDS--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

PAYMENT OPTION C - JOINT AND SURVIVOR LIFE INCOME:

Fixed Payments

     /bullet/ We will make level payments during the joint lifetime of the annuitant and a co-annuitant of your selection. Payments will be made as long as either person is living.

VARIABLE ANNUITY OPTIONS

PAYMENT OPTION D - VARIABLE LIFE INCOME. The annuity proceeds are used to purchase annuity units of the subaccounts you select. You may choose between:

     /bullet/ NO PERIOD CERTAIN - We will make variable payments only during the annuitant's lifetime; or
     /bullet/ 10 YEARS CERTAIN - We will make variable payments for the longer of the annuitant's lifetime or ten years.

PAYMENT OPTION E - VARIABLE JOINT AND SURVIVOR LIFE INCOME.

     /bullet/ We will make variable payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.

NOTE CAREFULLY:

IF:

/bullet/ you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
/bullet/ the annuitant(s) dies before the due date of the second annuity payment;
THEN:

/bullet/  we may make only one annuity payment.

IF:

/bullet/ you choose Fixed Installments, Life Income with 10 years Certain or Guaranteed Return of Annuity Proceeds; and

/bullet/ the person receiving payments dies prior to the end of the guaranteed period;

THEN:

/bullet/ the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep Western Reserve informed of the payee's current address of record.

3.    PURCHASE

CONTRACT ISSUE REQUIREMENTS

Western Reserve will issue a Contract IF:

/bullet/ Western Reserve receives information needed to issue the Contract; /bullet/ Western Reserve receives a minimum initial purchase payment; /bullet/ You (annuitant and any joint owner) are age 85 or younger.


PURCHASE PAYMENTS

You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to the administrative office. Your check or draft must be honored in order for Western Reserve to pay any associated payments and benefits due under the Contract.

INITIAL PURCHASE REQUIREMENTS

The initial purchase payment for most Contracts must be at least $25,000. A Contract issued under 403(b) of the Internal Revenue Code generally requires total purchase payments received during the first year to equal or exceed $25,000. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit it as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is the Contract Date. The Contract Date is used to determine Contract years, Contract months and Contract anniversaries.

If you wish to make payments by bank wire, you should instruct your bank to wire Federal funds to us. Please contact us at 1-800-851-9777 for complete wire instructions.

We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. Additional purchase payments must be at least $50. We will credit additional purchase payments to your Contract as of the business day we receive your purchase payment and required information.

MAXIMUM TOTAL PURCHASE PAYMENTS

We allow purchase payments up to a total of $1,000,000 per year without prior approval.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

You may change allocations for future additional purchase payments by sending written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to purchase payments received after the date we receive the change request.

You should periodically review how your payments are divided among the subaccounts because market conditions and your overall financial objective may change.

CONTRACT VALUE

You should expect your Contract value to change from Valuation Period to Valuation Period. A Valuation Period begins at the close of business on each business day and ends at the close of business on the next succeeding business day. A business day is any day the New York Stock Exchange is open. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. We observe the same holidays as the New York Stock Exchange.

ACCUMULATION UNITS

We measure the value of your Contract during the accumulation period by using a unit called an accumulation unit. During the income phase, we call the unit an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that business day. If you withdraw or transfer out of a subaccount, or if we assess a transfer or

Contract charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each business day. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative contract charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.  INVESTMENT CHOICES

THE SEPARATE ACCOUNT

The separate account currently consists of twenty-six subaccounts.

THE UNDERLYING FUNDS. Each subaccount invests exclusively in one portfolio of an underlying fund. The portfolios and their sub-adviser(s) are listed below.


                WRL SERIES FUND, INC.

SUB-ADVISER                       PORTFOLIO
-----------                       ---------

JANUS CAPITAL CORPORATION         WRL Janus Growth
                                  WRL Janus Global

FRED ALGER MANAGEMENT, INC.       WRL Alger Aggressive Growth

VAN KAMPEN ASSET
   MANAGEMENT INC.                WRL VKAM Emerging Growth

AEGON USA INVESTMENT              WRL AEGON Balanced
   MANAGEMENT, INC.               WRL AEGON Bond

LUTHER KING CAPITAL               WRL LKCM Strategic Total Return
   MANAGEMENT CORPORATION

FEDERATED INVESTMENT              WRL Federated Growth & Income
   COUNSELING

J.P. MORGAN INVESTMENT            WRL J.P. Morgan Money Market
   MANAGEMENT INC.                WRL J.P. Morgan Real Estate Securities

EQSF ADVISERS, INC.               WRL Third Avenue Value

NWQ INVESTMENT                    WRL NWQ Value Equity
   MANAGEMENT COMPANY, INC.

DEAN INVESTMENT ASSOCIATES        WRL Dean Asset Allocation

C.A.S.E. MANAGEMENT, INC.         WRL C.A.S.E. Growth

SCOTTISH EQUITABLE                WRL GE/Scottish Equitable
   INVESTMENT MANAGEMENT            International Equity
   LIMITED and GE INVESTMENT
   MANAGEMENT INCORPORATED

GE INVESTMENT MANAGEMENT          WRL GE U.S. Equity
   INCORPORATED

GOLDMAN SACHS ASSET               WRL Goldman Sachs Growth
   MANAGEMENT                     WRL Goldman Sachs Small Cap

T. ROWE PRICE                     WRL T. Rowe Price Dividend Growth
                                  WRL T. Rowe Price Small Cap

SALOMON BROTHERS INC.             WRL Salomon All Cap

PILGRIM BAXTER &                  WRL Pilgrim Baxter Mid Cap Growth
   ASSOCIATES

DREYFUS INVESTMENTS               WRL Dreyfus Mid Cap


THE FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER                           FUND
-------                           ----

FIDELITY MANAGEMENT               VIP III Growth Opportunities
     & RESEARCH COMPANY           VIP II Contrafund
                                  VIP Equity-Income


The general public may not purchase these underlying funds. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to those of the underlying funds.

THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE UNDERLYING FUNDS' CURRENT PROSPECTUSES, WHICH ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES FOR EACH OF THE UNDERLYING FUNDS CAREFULLY BEFORE YOU INVEST.

THE FIXED ACCOUNT

Purchase payments allocated and amounts transferred to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We established the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.

If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

New Jersey and Washington State residents: The fixed account is NOT available to you. You may not direct any money to the fixed account or transfer any of your Contract's value into the fixed account.

TRANSFERS

During the accumulation period, you may make transfers from any subaccount as often as you wish. However, we will not permit you to make transfers if you have elected dollar cost averaging, asset rebalancing or systematic withdrawals.

Transfers from the fixed account are allowed once each Contract year. You may transfer the entire dollar amount in the fixed account. We may, in the future, limit the amount you can transfer out of the fixed account to the greater of:
(1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.

New Jersey and Washington State residents: You may NOT transfer any of your Contract's value into the fixed account.

Transfers may be made by telephone, subject to limitations described below under "Telephone Transactions."

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging allows you to systematically transfer a specific amount each month from the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, the fixed account, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, each transfer must be at least $1,000. To qualify, a minimum of $10,000 must be in each subaccount from which we make the transfer. There is no charge for this program. These transfers do count towards the twelve free transfers allowed during each Contract year.

If you make transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. It does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or systematic partial withdrawals.

ASSET REBALANCING PROGRAM

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, systematic partial withdrawals or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

TELEPHONE TRANSACTIONS

You may make transfers and change the allocation of additional premium payments by telephone IF:

/bullet/ you initial the "Telephone Transfer/Reallocation Authorization" box in the Contract application or enrollment form; or
/bullet/  you later request telephone transfers in writing.

You will be required to provide certain information for identification purposes when you request a transaction by telephone. Western Reserve may also require written confirmation of your request. Western Reserve will not be liable for following telephone requests that it believes are genuine.

Telephone requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction. Western Reserve may discontinue this option at any time.

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts. WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.    EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period, you can withdraw part or all of the Cash Value. Cash Value is the annuity value less any premium taxes. No surrender charges apply.

MORTALITY AND EXPENSE RISK CHARGE

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the Contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the annuity period.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

ADMINISTRATIVE CHARGE

We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the annuity period.

ANNUAL CONTRACT CHARGE

We deduct an Annual Contract Charge of $30 from your annuity value on each Contract anniversary and at surrender. We deduct the charge to cover our costs of administering the Contract.

We may reduce the administrative charge and Annual Contract Charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduces our administrative expenses.

PREMIUM TAXES

Some states assess premium taxes on the premium payments you make. Currently, we do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the annuity value when:

/bullet/  you elect to begin receiving annuity payments;

/bullet/  you surrender the Contract;

/bullet/  you request a partial withdrawal; or

/bullet/  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.


FEDERAL, STATE AND LOCAL TAXES

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

TRANSFER CHARGE

You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

PORTFOLIO MANAGEMENT FEES

The value of the assets in each subaccount is reduced by the fees and expenses paid by the underlying funds. A description of these expenses is found in the "Fee Table" section of this prospectus and in each underlying fund's prospectus.

6.  TAXES

NOTE: Western Reserve has prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - Qualified or Non-Qualified (discussed below). You will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

All annuity policies that are issued by Western Reserve (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a Qualified Contract.

If you purchase the Contract as an individual and not under a Qualified Contract, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract may be used in connection with the following plans:

/bullet/ INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Distributions may be tax-free if the owner meets certain rules.

/bullet/ TAX-SHELTERED ANNUITY (403(b) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

/bullet/ CORPORATE PENSION AND PROFIT-SHARING AND H.R. 10 PLAN: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

/bullet/ DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a Qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. Different rules apply for annuity payments.

The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

/bullet/  paid on or after the taxpayer reaches age 59 1/2;
/bullet/  paid after the taxpayer dies;
/bullet/ paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
/bullet/ paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
/bullet/ paid under an immediate annuity; or /bullet/ which come from purchase payments made prior to August 14, 1982.


WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern with respect to Qualified Contracts, including rules restricting the time when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts withdrawn from the Contract prior to the date you reach age 59 1/2, unless you need one of the exceptions to this rule. We have provided more information in the SAI.

WITHDRAWALS - 403(B) CONTRACTS

The Code limits the withdrawal of purchase payments from certain 403(b) Contracts. Withdrawals generally can only be made when an owner:

/bullet/  reaches age 59 1/2;
/bullet/  leaves his/her job;
/bullet/  dies;
/bullet/ becomes disabled (as that term is defined in the Code); or /bullet/ in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. The Contract must meet certain distribution requirements upon an owner's death in order to be treated as an annuity Contract. A Qualified Contract must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL WITHDRAWALS AND SURRENDERS

In the case of a partial withdrawal, systematic partial withdrawal, or surrender distributed to a participant or beneficiary under a Qualified Contract (other than a Qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

Generally, in the case of a partial withdrawal, systematic partial withdrawal, or surrender under a Non-Qualified Contract before the maturity date, amounts received are first treated as taxable income to the extent that the annuity value immediately before the partial withdrawal, systematic partial withdrawal, or surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a systematic partial withdrawal or surrender is not taxable. In the event of a partial withdrawal or systematic partial withdrawal from, or surrender of, a Non-Qualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

Loans and pledges or assignment of Non-Qualified Contracts are taxed in the same manner as withdrawals from such Contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includible in the income of the recipient:

/bullet/ if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
/bullet/ if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received, which were not includible in gross income.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includible in your gross income.

In general, the excludible portion of each annuity payment you receive will be determined as follows:

/bullet/ Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
/bullet/ Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includible in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includible in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Contract.

7.    ACCESS TO YOUR MONEY

SURRENDERS AND WITHDRAWALS

You can have access to the money in your Contract in several ways:

/bullet/ by making a withdrawal (either a complete or partial withdrawal); or /bullet/ by taking annuity payments.


If you want to make a complete withdrawal, you will receive the value of your Contract minus:

/bullet/  premium taxes; and
/bullet/  the Annual Contract Charge.

No partial withdrawal is permitted if the withdrawal would reduce the Cash Value below $25,000. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the Cash Value.

Remember that any withdrawal you take will reduce the annuity value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more details.

Income taxes, Federal tax penalties and certain restrictions may apply to any withdrawals you make.

We must receive a properly completed surrender request which must contain your original signature. We will accept faxed requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record.

When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial withdrawal or surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery.

For your protection, we will require a signature guarantee for:

     /bullet/ all requests for partial withdrawals or surrenders over $500,000;
              or
     /bullet/ where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record.

All signature guarantees must be made by:

     /bullet/ a national or state bank;
     /bullet/ a member firm of a national stock exchange; or /bullet/ any institution that is an eligible guarantor under SEC rules and regulations.

If the Contract's owner is not an individual, additional information may be required. If you own a Qualified Contract, the tax code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) Qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.

DELAY OF PAYMENT AND TRANSFERS

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a Non-Qualified Contract, will generally occur within seven business days from the date all required information is received by Western Reserve. Western Reserve may be permitted to defer such payment from the separate account if:

/bullet/ the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or

/bullet/ an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

/buullet/ the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the Cash Value and the loan amount from the fixed account for up to six months.

CONTRACT LOANS FOR 401(a), 401(k) AND 403(b) CONTRACTS

You may elect an endorsement allowing you to receive Contract loans during the accumulation period when the Contract is:

/bullet/ used in connection with a Tax Sheltered Annuity Plan under Section 403(b) of the Code;

/bullet/ purchased by a pension profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans); and

/bullet/  the Contract has been in force for at least 10 days.

The maximum amount you may borrow against the Contract is the lesser of:

/bullet/  50% of the annuity value
/bullet/ $50,000 reduced by the highest outstanding loan balance during the one year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference from the subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the Cash Value, we will mail notices to your last known address and to any assignee of record. If that amount is not paid within 31 days after we mail the notices, the Contract will terminate without value.

You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

/bullet/  in level quarterly or monthly payments over a 5-year period;
          or
/bullet/ over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70 1/2.

IF:

/bullet/  a repayment is not received within 31 days from the original due date;

THEN:

/bullet/ a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You can repay any Contract loan in full:

/bullet/ while the Contract is in force; and /bullet/ during the accumulation period.

NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:

/bullet/ the amount of any death proceeds; or /bullet/ the amount we pay upon a partial withdrawal or full surrender; or /bullet/ the amount we apply on the maturity date to provide annuity payments.

The loan date is the date we process the loan request. We do not charge a fee to cover loan processing and expenses associated with establishing and administering the loan reserve. However, we reserve the right to charge a fee in the future. We also reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

SYSTEMATIC PARTIAL WITHDRAWALS

You can elect to receive regular payments from your Contract by using systematic partial withdrawals. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200. Your Cash Value must equal at least $25,000. No systematic partial withdrawals are permitted from the fixed account.

You may stop systematic withdrawals at any time. We reserve the right to discontinue offering systematic withdrawals 30 days after we send you notice. Systematic withdrawals are not available if you have elected the dollar cost averaging or asset rebalancing program.

Income taxes, Federal tax penalties and other restrictions may apply to any systematic withdrawal you receive.

8.  PERFORMANCE

Western Reserve periodically advertises performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, the administrative charge, and the Annual Contract Charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS SINCE THEIR INCEPTION.

Second, we may disclose total return figures on a non-standard basis. This means that the data will not be reduced by all the fees and charges currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The prospectus for the WRL Series Fund presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the WRL portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Advised Fund." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Advised Funds. If Contract fees and charges were deducted, the investment returns would be lower. Similar Sub-Advised Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.


9.  DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if you are an owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT

BEFORE THE MATURITY DATE
------------------------

We will pay a death benefit to your beneficiary

IF:

/bullet/ you are both the annuitant and the owner of the Contract; and /bullet/ you die before the maturity date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.

Distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.

AFTER THE MATURITY DATE
-----------------------

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected.

IF:

/bullet/ you are not the annuitant; and /bullet/ you die on or after the maturity date; and /bullet/ the entire interest in the Contract has not been paid to you;

THEN:

/bullet/ any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.


WHEN WE DO NOT PAY A DEATH BENEFIT

NO DEATH BENEFIT IS PAID IN THE FOLLOWING CASES:
------------------------------------------------

IF:

/bullet/ you are not the annuitant; and /bullet/ the annuitant dies prior to the maturity date;

THEN:

/bullet/  you will become the new annuitant and the Contract will continue.

IF:

/bullet/  you are not the annuitant; and

/bullet/  an owner dies prior to the maturity date;

THEN:

NOTE CAREFULLY. If the owner does not name a successor owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Western Reserve receives written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no contingent owner is named in a written notice received by Western Reserve.

AMOUNT OF DEATH BENEFIT

Death benefit provisions may differ from state to state. The death benefit will be the greater of:

/bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and
/bullet/ the total purchase payments you make to the Contract, less partial withdrawals, credited with 5% on each Contract anniversary (until you turn 80 years old), up to a maximum of 200% of total purchase payments less withdrawals.

Missouri, New Jersey, Pennsylvania, South Carolina and Washington residents: The death benefit will be the greater of:

/bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and
/bullet/ the total purchase payments you make to the Contract, less partial withdrawals. This amount will not be increased by 5% on each Contract anniversary.


ALTERNATE PAYMENT ELECTIONS

The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:

     1.       within 5 years of the date of your death;
     2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or
     3. under a life annuity payout option, with payments starting within one year of the annuitant's death.

If the beneficiary chooses 1 or 2, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to option 1. See the SAI for more details.

10.   OTHER INFORMATION

OWNERSHIP

You, as owner of the Contract, exercise all rights under the Contract. You can change the owner at any time by notifying Western Reserve in writing. An ownership change may be a taxable event.

ASSIGNMENT

You can also assign the Contract any time during your lifetime. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a Qualified Contract.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned by AEGON USA, Inc. (AEGON
USA), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

THE SEPARATE ACCOUNT

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 26 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and we reserve the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

VOTING RIGHTS

Western Reserve will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTOR OF THE CONTRACTS

AFSG Securities Corporation is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly- owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD").

First year commissions of up to 0.75% of purchase payments will be paid to broker/dealers who sell the Contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from purchase payments. In addition, certain production, persistency and managerial bonuses may be paid. Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts.

NON-PARTICIPATING CONTRACT

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

VARIATIONS IN CONTRACT PROVISIONS

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

New Jersey and Washington State residents: The fixed account is NOT available to you. You may not direct any money to the fixed account or transfer any money to the fixed account.

Missouri, New Jersey, Pennsylvania, South Carolina and Washington residents: The death benefit will be the greater of:

/bullet/ the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and
/bullet/ the total purchase payments you make to the Contract, less partial withdrawals. (This amount will not be increased by 5% on each Contract anniversary.)

YEAR 2000 MATTERS

In October 1996, Western Reserve adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process, which ensures that when a particular system, or software application, is determined to be "non-compliant," the proper steps are in place either to remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. Western Reserve has engaged the services of a third-party provider that specializes in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) develop an inventory of all applications; (2) evaluate all applications to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. As of December 31, 1998, substantially all mission critical internal systems are Year 2000 compliant. Validation testing will continue through and including 1999.

As of the date of this Prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, Western Reserve's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

IMSA

Western Reserve is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

LEGAL PROCEEDINGS

Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Western Reserve believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the series account, AFSG Securities Corporation, the principal underwriter for the Contracts, or Western Reserve.

FINANCIAL STATEMENTS

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                       Glossary of Terms
                       The Contract--General Provisions
                       Certain Federal
                       Income Tax Consequences
                       Investment Experience
                       Historical Performance Data
                       Published Ratings
                       State Regulation of Western Reserve
                       Administration
                       Records and Reports
                       Distribution of the Contracts
                       Other Products
                       Custody of Assets
                       Legal Matters
                       Independent Auditors
                       Other Information
                       Financial Statements

Inquiries and requests for a SAI should be directed to:

Western Reserve Life
Attention:  Annuity Department
P.O. Box 9051
Clearwater, Florida  33758-9051
1-800-851-9777

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION

                                WRL JANUS GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------
                                                                           NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT      ACCUMULATION
                                 VALUE AT         VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF          PERIOD            AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
12/3/92(1) - 12/31/92             $10.000             $10.240                 10,000

12/31/93                          $10.240             $10.500              1,026,230

12/31/94                          $10.500             $ 9.493              1,147,749

12/31/95                          $ 9.493             $13.771              1,084,592

12/31/96                          $13.771             $16.019              1,302,827

12/31/97                          $16.019             $18.568              1,508,691

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL AEGON BOND SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT        ACCUMULATION
                                  VALUE AT         VALUE AT END OF       UNITS OUTSTANDING
                                BEGINNING OF           PERIOD             AT END OF PERIOD
                                  PERIOD
                              -----------------    -----------------     -----------------
12/3/92(1) - 12/31/92             $10.000             $10.140                  10,000

12/31/93                          $10.140             $11.330                 226,139

12/31/94                          $11.330             $10.400                 176,995

12/31/95                          $10.400             $12.613                 299,902

12/31/96                          $12.613             $12.455                 236,479

12/31/97                          $12.455             $13.407                 381,719

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                              ACCUMULATION UNIT   ACCUMULATION UNIT       ACCUMULATION
                                  VALUE AT        VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF           PERIOD           AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
12/3/92(1) - 12/31/92             $10.000             $10.010                  10,000

12/31/93                          $10.010             $10.110                 250,249

12/31/94                          $10.110             $10.319                 390,348

12/31/95                          $10.319             $10.728                 343,824

12/31/96                          $13.771             $16.019                 611,099

12/31/97                          $11.119             $11.546                 564,526

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                WRL JANUS GLOBAL SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT       ACCUMULATION
                                 VALUE AT         VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF           PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
12/3/92(1) - 12/31/92             $10.000             $10.151               25,000

12/31/93                          $10.151             $13.520              284,919

12/31/94                          $13.520             $13.364              614,909

12/31/95                          $13.364             $16.217              448,926

12/31/96                          $16.217             $20.427              683,980

12/31/97                          $20.427             $23.921              912,775

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL VKAM EMERGING GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT     ACCUMULATION
                                  VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                                BEGINNING OF           PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
3/1/93(1) - 12/31/93              $10.000             $12.350              185,360

12/31/94                          $12.350             $11.286              292,691

12/31/95                          $11.286             $16.337              317,098

12/31/96                          $16.337             $19.152              417,169

12/31/97                          $19.152             $22.938              491,050

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT     ACCUMULATION
                                 VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                               BEGINNING OF           PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
3/1/93(1) - 12/31/93              $10.000             $11.240              198,616

12/31/94                          $11.240             $11.027              426,111

12/31/95                          $11.027             $13.555              493,315

12/31/96                          $13.555             $15.372              636,842

12/31/97                          $15.372             $18.471              816,107

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                           NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      ACCUMULATION
                                  VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                                BEGINNING OF           PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
3/1/94(1) - 12/31/94              $10.000             $ 9.782               60,775

12/31/95                          $ 9.782             $13.313              300,077

12/31/96                          $13.313             $14.500              386,738

12/31/97                          $14.500             $17.766              417,755

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL AEGON BALANCED SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT     ACCUMULATION
                                  VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                                BEGINNING OF           PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
3/1/94(1) - 12/31/94              $10.000             $ 9.339               59,580

12/31/95                          $ 9.339             $11.032               59,798

12/31/96                          $11.032             $12.045              116,339

12/31/97                          $12.045             $13.909              166,665

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL FEDERATED GROWTH & INCOME SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT       ACCUMULATION
                                  VALUE AT         VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF           PERIOD           AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
3/1/94(1) - 12/31/94              $10.000             $ 9.453                15,890

12/31/95                          $ 9.453             $11.676                47,852

12/31/96                          $11.676             $12.853                89,874

12/31/97                          $12.853             $15.799               153,810

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL DEAN ASSET ALLOCATION SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT     ACCUMULATION
                                  VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                                BEGINNING OF           PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
1/3/95(1) - 12/31/95              $10.000             $11.843              156,345

12/31/96                          $11.843             $13.363              484,158

12/31/97                          $13.363             $15.363              747,298

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL NWQ VALUE EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                           NUMBER OF
                              ACCUMULATION UNIT   ACCUMULATION UNIT      ACCUMULATION
                                  VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                                BEGINNING OF          PERIOD           AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
5/1/96(1) - 12/31/96              $10.000             $11.213              111,054

12/31/97                          $11.213             $13.827              527,232

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                GLOBAL SECTOR SUBACCOUNT (2)
------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT       ACCUMULATION
                                  VALUE AT         VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF           PERIOD           AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
5/1/96(1) - 12/31/96              $10.000             $10.509               30,970

12/31/97                          $10.509             $10.719               61,751

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL C.A.S.E. GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                           NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      ACCUMULATION
                                  VALUE AT         VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF          PERIOD            AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
5/1/96(1) - 12/31/96              $10.000             $10.773                70,977

12/31/97                          $10.773             $12.220               146,701

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL GE/SCOTTISH EQUITABLE INTERNATIONAL
                                            EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT    ACCUMULATION
                                  VALUE AT         VALUE AT END OF    UNITS OUTSTANDING
                                BEGINNING OF          PERIOD          AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
1/2/97(1) - 12/31/97              $10.000             $10.601               79,690

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL GE U.S. EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT     ACCUMULATION
                                 VALUE AT         VALUE AT END OF      UNITS OUTSTANDING
                                BEGINNING OF          PERIOD           AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
1/2/97(1) - 12/31/97              $10.000             $12.526               79,690

12/31/98                          $                   $
------------------------------------------------------------------------------------------

                                 WRL THIRD AVENUE VALUE SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT       ACCUMULATION
                                  VALUE AT         VALUE AT END OF       UNITS OUTSTANDING
                                BEGINNING OF          PERIOD             AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
1/2/98(1)  - 12/31/98             $                   $
------------------------------------------------------------------------------------------

                                 WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT     ACCUMULATION
                                  VALUE AT         VALUE AT END OF     UNITS OUTSTANDING
                                BEGINNING OF          PERIOD           AT END OF PERIOD
                                  PERIOD
                             -----------------    -----------------    ------------------
5/1/98(1) - 12/31/98              $10.000             $11.213              111,054
------------------------------------------------------------------------------------------

(1)       Commencement of operations of these subaccounts.
(2) Prior to May 1, 1999, the Global Sector Subaccount was offered for investment under the Contract and, therefore, is included in the Contract's Condensed Financial Information and financial statements. However, the Global Sector Portfolio is no longer available for investment.

Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth, and WRL Dreyfus Mid Cap Subaccounts did not commence operations until May 1, 1999, there is no condensed financial information for these Subaccounts for the year ended December 31, 1998.

                                   APPENDIX B
                           HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market Subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1998, the yield of the WRL J.P. Morgan Money Market Subaccount was ____%, and the effective yield was ____%.

OTHER SUBACCOUNTS. The yield of a subaccount (other than the WRL J.P. Morgan Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in the subaccount for various periods of time including a period measured from the date the subaccount began operations. When a subaccount has been in operation for 1, 5, and 10 years, the total return for these periods will be provided. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.

The yield and total return calculations are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions of 1.25% for the mortality and expense risk charge, 0.15% for the administrative charge and the $30 Annual Contract Charge. (Based on an average Contract size of $_________, the Annual Contract Charge translates into a charge of _____%.)

                                     TABLE 1

            STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                    (TOTAL SUBACCOUNT ANNUAL EXPENSES: 1.40%)
------------------------------------------------------------------------------------------------------------
                                                   1 YEAR      5 YEAR       INCEPTION OF THE      SUBACCOUNT
                                                    ENDED       ENDED        SUBACCOUNT TO        INCEPTION
  SUBACCOUNT                                      12/31/98    12/31/98         12/31/98             DATE
------------------------------------------------------------------------------------------------------------
WRL Janus Growth                                                                                   12/3/92
WRL Janus Global                                                                                   12/3/92
WRL Alger Aggressive Growth                                                                         3/1/94
WRL VKAM Emerging Growth                                                                            3/1/93
WRL AEGON Balanced                                                                                  3/1/94
WRL AEGON Bond                                                                                     12/3/92
WRL LKCM Strategic Total Return                                                                     3/1/93
WRL Federated Growth & Income                                                                       3/1/94
WRL J.P Morgan Money Market*                                                                       12/3/92
WRL J.P. Morgan Real Estate Securities                                                              5/1/98
WRL Third Avenue Value                                                                              1/2/98
WRL NWQ Value Equity                                                                                5/1/96
WRL Dean Asset Allocation                                                                           1/3/95
WRL C.A.S.E. Growth                                                                                 5/1/96
WRL GE/Scottish Equitable International Equity                                                      1/2/97
WRL GE U.S. Equity                                                                                  1/2/97
WRL Goldman Sachs Growth                                                                            5/1/99
WRL Goldman Sachs Small Cap                                                                         5/1/99
WRL T. Rowe Price Dividend Growth                                                                   5/1/99
WRL T. Rowe Price Small Cap                                                                         5/1/99
WRL Salomon All Cap                                                                                 5/1/99
WRL Pilgrim Baxter Mid Cap Growth                                                                   5/1/99
WRL Dreyfus Mid Cap                                                                                 5/1/99
------------------------------------------------------------------------------------------------------------

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market Subaccount than its total return.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the Standard data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standard formats for the subaccounts. The non-standard performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the Contract is not surrendered.

                                     TABLE 2

          NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                    (TOTAL SUBACCOUNT ANNUAL EXPENSE: 1.40%)
------------------------------------------------------------------------------------------------------------
                                                  1 YEAR       5 YEAR       INCEPTION OF THE      SUBACCOUNT
                                                   ENDED        ENDED        SUBACCOUNT TO         INCEPTION
  SUBACCOUNT                                      12/31/98     12/31/98        12/31/98               DATE
-------------------------------------------------------------------------------------------------------------
WRL Janus Growth                                                                                   12/3/92
WRL Janus Global                                                                                   12/3/92
WRL Alger Aggressive Growth                                                                         3/1/94
WRL VKAM Emerging Growth                                                                            3/1/93
WRL AEGON Balanced                                                                                  3/1/94
WRL AEGON Bond                                                                                     12/3/92
WRL LKCM Strategic Total Return                                                                     3/1/93
WRL Federated Growth & Income                                                                       3/1/94
WRL J.P Morgan Money Market*                                                                       12/3/92
WRL J.P. Morgan Real Estate Securities                                                              5/1/98
WRL Third Avenue Value                                                                              1/2/98
WRL NWQ Value Equity                                                                                5/1/96
WRL Dean Asset Allocation                                                                           1/3/95
WRL C.A.S.E. Growth                                                                                 5/1/96
WRL GE/Scottish Equitable International Equity                                                      1/2/97
WRL GE U.S. Equity                                                                                  1/2/97
WRL Goldman Sachs Growth                                                                            5/1/99
WRL Goldman Sachs Small Cap                                                                         5/1/99
WRL T. Rowe Price Dividend Growth                                                                   5/1/99
WRL T. Rowe Price Small Cap                                                                         5/1/99
WRL Salomon All Cap                                                                                 5/1/99
WRL Pilgrim Baxter Mid Cap Growth                                                                   5/1/99
WRL Dreyfus Mid Cap                                                                                 5/1/99
------------------------------------------------------------------------------------------------------------

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market Subaccount than its total return.


ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

As shown in Table 3 and Table 4 below, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence since the inception of the portfolio. Such fees and charges include the 1.25% mortality and expense risk charge, the administrative charge of 0.15% and the $30 Annual Contract Charge. (Based on an average Contract size of $_____, the Annual Contract Charge translates into a charge of ____%.) Table 3 assumes a complete surrender of the Contract at the end of the period. Table 4 assumes that the Contract is not surrendered.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 1998, were as follows:

                                     TABLE 3
       ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS*
                    (TOTAL SUBACCOUNT ANNUAL EXPENSES: 1.40%)
------------------------------------------------------------------------------------------------------------
                                                                            10 YEAR          CORRESPONDING
                                                                               OR              PORTFOLIO
  SUBACCOUNT                                       1 YEAR      5 YEAR       INCEPTION       INCEPTION DATE
------------------------------------------------------------------------------------------------------------
WRL Janus Growth                                                                               10/2/86
WRL Janus Global                                                                               12/3/92
WRL Alger Aggressive Growth                                                                     3/1/94
WRL VKAM Emerging Growth                                                                        3/1/93
WRL AEGON Balanced                                                                              3/1/94
WRL AEGON Bond                                                                                 10/2/86
WRL LKCM Strategic Total Return                                                                 3/1/93
WRL Federated Growth & Income                                                                   3/1/94
WRL J.P Morgan Money Market                                                                    10/2/86
WRL J.P. Morgan Real Estate Securities                                                          5/1/98
WRL Third Avenue Value                                                                          1/2/98
WRL NWQ Value Equity                                                                            5/1/96
WRL Dean Asset Allocation                                                                       1/3/95
WRL C.A.S.E. Growth                                                                             5/1/95
WRL GE/Scottish Equitable International Equity                                                  1/2/97
WRL GE U.S. Equity                                                                              1/2/97
WRL Goldman Sachs Growth                                                                        5/1/99
WRL Goldman Sachs Small Cap                                                                     5/1/99
WRL T. Rowe Price Dividend Growth                                                               5/1/99
WRL T. Rowe Price Small Cap                                                                     5/1/99
WRL Salomon All Cap                                                                             5/1/99
WRL Pilgrim Baxter Mid Cap Growth                                                               5/1/99
WRL Dreyfus Mid Cap                                                                             5/1/99
------------------------------------------------------------------------------------------------------------

* The calculation of total return performance for the WRL Janus Growth, WRL AEGON Bond and WRL J.P. Morgan Money Market subaccounts prior to December 31, 1992 reflects deductions for the mortality and expense risk charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolios. Yield more closely reflects current earnings of the WRL J.P. Morgan Money Market portfolio than its total return.


                                     TABLE 4
       ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS*
                    (TOTAL SUBACCOUNT ANNUAL EXPENSES: 1.40%)
------------------------------------------------------------------------------------------------------------
                                                                             10 YEAR          CORRESPONDING
                                                                                OR              PORTFOLIO
  SUBACCOUNT                                      1 YEAR       5 YEAR        INCEPTION        INCEPTION DATE
------------------------------------------------------------------------------------------------------------
WRL Janus Growth                                                                                10/2/86
WRL Janus Global                                                                                12/3/92
WRL Alger Aggressive Growth                                                                      3/1/94
WRL VKAM Emerging Growth                                                                         3/1/93
WRL AEGON Balanced                                                                               3/1/94
WRL AEGON Bond                                                                                  10/2/86
WRL LKCM Strategic Total Return                                                                  3/1/93
WRL Federated Growth & Income                                                                    3/1/94
WRL J.P Morgan Money Market                                                                     10/2/86
WRL J.P. Morgan Real Estate Securities                                                           5/1/98
WRL Third Avenue Value                                                                           1/2/98
WRL NWQ Value Equity                                                                             5/1/96
WRL Dean Asset Allocation                                                                        1/3/95
WRL C.A.S.E. Growth                                                                              5/1/95
WRL GE/Scottish Equitable International Equity                                                   1/2/97
WRL GE U.S. Equity                                                                               1/2/97
WRL Goldman Sachs Growth                                                                         5/1/99
WRL Goldman Sachs Small Cap                                                                      5/1/99
WRL T. Rowe Price Dividend Growth                                                                5/1/99
WRL T. Rowe Price Small Cap                                                                      5/1/99
WRL Salomon All Cap                                                                              5/1/99
WRL Pilgrim Baxter Mid Cap Growth                                                                5/1/99
WRL Dreyfus Mid Cap                                                                              5/1/99
------------------------------------------------------------------------------------------------------------

* The calculation of total return performance for the WRL Janus Growth, WRL AEGON Bond and WRL J.P. Morgan Money Market subaccounts prior to December 31, 1992 reflects deductions for the mortality and expense risk charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had been in existence since the inception of the portfolios. Yield more closely reflects current earnings of the WRL J.P. Morgan Money Market portfolio than its total return.

                                   APPENDIX C
                          DEFINITIONS OF SPECIAL TERMS

accumulation period                       The period between the Contract Date and the maturity date while the Contract is in force.
accumulation unit value                   An accounting unit of measure used to calculate subaccount values during the accumulation period.
annuitant                                 The person named in the application, or as subsequently changed, to receive annuity payments.  The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.
annuity value                             The sum of the separate account value and the fixed account value.
annuity unit value                        An accounting unit of measure used to calculate annuity
                                          payments from the subaccounts after the maturity date.
attained age                              The issue age plus the number of completed Contract years.
Beneficiary(ies)                          The person(s) entitled to receive the death benefit proceeds under the Contract.
Cash Value                                The annuity value less any applicable premium taxes.
Code                                      The Internal Revenue Code of 1986, as amended.
Contract Date                             The later of the date on which the initial purchase payment is received and the date that the properly completed application is received at Western Reserve's administration office.
fixed account                             An allocation option under the Contract, other than the separate account, that provides for accumulation of purchase payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of New Jersey and Washington, the fixed account is used solely for Contract loans, and is not available for allocation of purchase payments or transfers.
fixed account value                       During the accumulation period, a Contract's value allocated to the fixed account.
Funds                                     WRL Series Fund, Inc., an investment company registered with the U.S.
                                          Securities and Exchange Commission, and other registered investment companies that may be added to the Contract.
in force                                  Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
maturity date                             The date on which the accumulation period ends and annuity payments begin.
Net Purchase Payment                      The purchase payment less any applicable premium taxes.
Non-Qualified Contracts                   Contracts issued other than in connection with retirement plans.
                                          Non-Qualified Contracts do not qualify for special Federal income tax treatment under the Code.
owner, you, your                          The person(s) entitled to exercise all rights under the Contract.
                                          The annuitant is the owner unless the application states
                                          otherwise, or unless a change of ownership is made at a later time.
portfolio                                 A separate investment portfolio of the Fund(s).
purchase payments                         Amounts paid by an owner or on the owner's behalf to Western Reserve as consideration for the benefits provided by the Contract.
Qualified Contracts                       Contracts issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.
series account (or                        WRL Series Annuity Account, a separate account composed of
 separate account)                        several subaccounts established to receive and invest Net
                                          Purchase Payments not allocated to the fixed account.
series account value                      During the accumulation period, the value in the separate
 (or separate account value)              account, which equals the total value in each subaccount during the accumulation period.
subaccount                                A sub-division of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each applicable portfolio hold assets under the
                                          Contract during the accumulation period. Other subaccounts corresponding to each applicable portfolio will hold assets after the maturity date if a series account annuity option is selected.
surrender                                 The termination of a Contract at the option of the owner.
Valuation Date                            Each day on which the New York Stock Exchange is open for trading, except when a subaccount's corresponding portfolio does not value its shares.
Valuation Period                          The period beginning at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                           WRL FREEDOM BELLWETHER (R)
                                VARIABLE ANNUITY

                                 Issued through

                           WRL SERIES ANNUITY ACCOUNT

                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Bellwether Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-851-9777, or by writing to the administrative office, Western Reserve Life, 570 Carillon Parkway, St. Petersburg, Florida 33716. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.

DATED:  MAY 1, 1999

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----

DEFINITIONS OF SPECIAL TERMS.........................................    2

THE CONTRACT--GENERAL PROVISIONS.....................................    4
    Owner............................................................    4
    Entire Contract..................................................    4
    Misstatement of Age or Gender....................................    4
    Addition, Deletion or Substitution of Investments................    4
    Annuity Payment Options..........................................    5
    Death Benefit....................................................    6
    Assignment.......................................................    6
    Proof of Age, Gender, and Survival...............................    7
    Non Participating................................................    7

CERTAIN FEDERAL INCOME TAX CONSEQUENCES .............................    7
    Tax Status of the Contract.......................................    7
    Taxation of Western Reserve......................................   10

INVESTMENT EXPERIENCE................................................   10
    Accumulation Units...............................................   10
    Annuity Unit Value and Annuity Payment Rates.....................   11

HISTORICAL PERFORMANCE DATA .........................................   12
    Money Market Yields..............................................   12
    Other Subaccount Yields..........................................   13
    Total Returns....................................................   14
    Other Performance Data...........................................   14
    Advertising and Sales Literature.................................   15

PUBLISHED RATINGS....................................................   15

ADMINISTRATION.......................................................   15

RECORDS AND REPORTS..................................................   15

DISTRIBUTION OF THE CONTRACTS........................................   16

OTHER PRODUCTS.......................................................   16

CUSTODY OF ASSETS....................................................   16

LEGAL MATTERS........................................................   16

INDEPENDENT ACCOUNTANTS..............................................   16

OTHER INFORMATION....................................................   17

FINANCIAL STATEMENTS.................................................   17

                          DEFINITIONS OF SPECIAL TERMS

accumulation period          The period between the Contract Date and the
                             maturity date while the Contract is in force.
accumulation                 unit value An accounting unit of measure used to
                             calculate subaccount values during the accumulation
                             period.
annuitant                    The person named in the application, or as
                             subsequently changed, to receive annuity payments.
                             The annuitant may be changed as provided in the
                             Contract's death benefit provisions and annuity
                             provision.
annuity value                The sum of the separate account value and the
                             fixed account value.
annuity unit value           An accounting unit of measure used to
                             calculate annuity payments from the subaccounts
                             after the maturity date.
attained age                 The issue age plus the number of completed
                             Contract years.
beneficiary(ies)             The person(s) entitled to receive the death benefit
                             proceeds under the Contract.
Cash Value                   The annuity value less any applicable premium
                             taxes.
Code                         The Internal Revenue Code of 1986, as amended.
Contract Date                The later of the date on which the initial
                             purchase payment is received and the date that the
                             properly completed application is received at
                             Western Reserve's administration office.
fixed account                An allocation option under the Contract,
                             other than the separate account, that provides for
                             accumulation of net purchase payments, and options
                             for annuity payments on a fixed basis. For
                             Contracts issued in the States of New Jersey and
                             Washington, the fixed account is used solely for
                             Contract loans, and is not available for allocation
                             of net purchase payments or transfers.
fixed account value          During the accumulation period, a Contract's value
                             allocated to the fixed account.
Funds                        WRL Series Fund, Inc., an investment company
                             registered with the U.S. Securities and Exchange
                             Commission, and other registered investment
                             companies that may be added to the Contract.
in force                     Condition under which the Contract is active
                             and the owner is entitled to exercise all rights
                             under the Contract.
maturity date                The date on which the accumulation period ends
                             and annuity payments begin.
Net Purchase Payment         The purchase payment less any applicable premium
                             taxes.
Non-Qualified Contracts      Contracts issued other than in connection with
                             retirement plans.  Non-Qualified Contracts do not
                             qualify for special Federal income tax treatment
                             under the Code.
owner, you, your             The person(s) entitled to exercise all rights
                             under the Contract. The annuitant is the owner
                             unless the application states otherwise, or unless
                             a change of ownership is made at a later time.
portfolio                    A separate investment portfolio of the Fund(s).
purchase payments            Amounts paid by an owner or on the owner's behalf
                             to Western Reserve as consideration for the
                             benefits provided by the Contract.
Qualified Contracts          Contracts issued in connection with retirement
                             plans that qualify for special Federal income tax
                             treatment under the Code.
series account (or           WRL Series Annuity Account, a separate account
separate account)            composed of several subaccounts established to
                             receive and invest Net Purchase Payments not
                             allocated to the fixed account.
series account value         During the accumulation period, the value in the
(or separate account value)  separate account, which equals the total value in each subaccount during the accumulation period.
subaccount                   A sub-division of the separate account that invests
                             exclusively in the shares of a specified portfolio
                             and supports the Contracts. Subaccounts
                             corresponding to each applicable portfolio hold
                             assets under the Contract during the accumulation
                             period. Other subaccounts corresponding to each
                             applicable portfolio will hold assets after the
                             maturity date if a series account annuity option is
                             selected.
surrender                    The termination of a Contract at the option of the
                             owner.
Valuation Date               Each day on which the New York Stock Exchange is
                             open for trading, except when a subaccounts'
                             corresponding portfolio does not value its shares.
Valuation Period             The period beginning at the end of one Valuation
                             Date and continuing to the end of the next succeeding Valuation Date.

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser. CERTAIN WORDS IN THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) ARE DEFINED IN THE GLOSSARY OF TERMS, FOUND ON PAGE 3.

                        THE CONTRACT--GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A successor owner can be named in the Contract application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner's estate will become the owner.

The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any of the portfolios of the Fund and to substitute shares of another portfolio of the Fund (or of another open-end registered investment company), if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute any shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (to the extent required by the Investment Company Act of 1940, as amended (1940 Act)) or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interest of persons having voting rights under the Contracts, the series account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the series account or of a portfolio designated for a subaccount unless a statement of the change is filed with and approved by the appropriate insurance offical of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under payment Option D, with 120 payments guaranteed.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a series account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:

            MATURITY DATE                    ADJUSTED AGE
            -------------                    ------------
            Before 2001                      Actual Age
            2001-2010                        Actual Age minus 1
            2011-2020                        Actual Age minus 2
            2021-2030                        Actual Age minus 3
            2031-2040                        Actual Age minus 4
            After 2040                       As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT

DEATH OF OWNER. Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See "Certain Federal Income Tax Matters" for a detailed description of these rules. Other rules may apply to Qualified Contracts.

If the annuitant is not an owner, and an owner dies prior to the maturity date, a successor owner may surrender the Contract at any time for the amount of the Cash Value. If the successor owner is not the deceased owner's spouse, however, the Cash Value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) as payments that begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or Federal law, rule, or regulation, under one of the annuity payment options, unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant was an owner, and the beneficiary was not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the deceased owner's death, or (2) payments must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See "Federal Tax Matters" in this SAI.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the 5 year period. That withdrawal must be made at the time option (1) is elected. No withdrawal charges will apply to this withdrawal; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the 5 year period. That transfer must be made at the time option
(1) is elected; (c) we will deduct the Annual Contract Charge each year during the 5 year period; (d) we will not apply any withdrawal charges to the total distribution of Contract; (e) we will not permit annuitization at the end of the 5 year period; and (f) if the beneficiary dies during the 5 year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payment to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary.

BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to Western Reserve. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a Non-Qualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for Federal tax purposes. Any assignment must be made in writing and accepted by Western Reserve. An assignment will be effective as of the date accepted by Western Reserve. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.

PROOF OF AGE, GENDER, AND SURVIVAL

Western Reserve may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts of the series account. The series account, through the Fund and its portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (i.e., the Fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the series account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of series account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which Contractholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of series account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate premiums and Contract Values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the series account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the series account.

MULTIPLE CONTRACTS. All Non-Qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, an owner should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

DISTRIBUTION REQUIREMENTS. The Code also requires that Non-Qualified Contracts contain specific provisions for distribution of Contract proceeds upon the death of the owner. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires that such Contracts provide that if any owner dies on or after the maturity date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the Contract must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the Contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to Federal income tax withholding unless the recipient of such distribution elects not to have Federal income tax withheld and properly notifies Western Reserve. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into Western Reserve's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

For Qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Section 408 of the Code also indicates that no part of the funds for an individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the Cash Value for the Contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract under Section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.

SECTION 403(b) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer (except for certain governmental plans). Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under part I of Subchapter L of the Code. The series account is treated as part of Western Reserve and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Western Reserve does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the series account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the series account for Federal income taxes. If, in future years, any Federal income taxes are incurred by Western Reserve with respect to the separate account, Western Reserve may make a charge to the series account.

                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the Valuation Period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the Funds less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any Valuation Period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.   The initial units purchased on the Contract Date; plus

2. Units purchased at the time additional Net Purchase Payments are allocated to the subaccount; plus

3. Units purchased through transfers from another subaccount or the fixed account; minus

4.   Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6. Any units that are redeemed to pay the Annual Contract Charge, any premium taxes and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the New York Stock Exchange, on each day the Exchange is open.

The accumulation unit value will vary from one Valuation Period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a Valuation Period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated Fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus

2. The accrued daily percentage for the administrative charge and mortality and expense risk charge multiplied by the net assets of the subaccount; minus

3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4. The number of outstanding units in the subaccount. The mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the Valuation Period and compensates Western Reserve for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.15% of net assets for each day in the Valuation Period and compensates Western Reserve for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from Valuation Period to Valuation Period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

     (b) is the net investment factor for that subaccount for the Valuation Period; and

     (c) is the investment result adjustment factor for the Valuation Period.

The investment result adjustment factor for the Valuation Period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The Valuation Period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the Valuation Period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

     (i)  is the result of:

         (1)  the net asset value of a portfolio share held in that subaccount determined at the end of the current Valuation Period; plus
         (2)  the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the Valuation Period; plus or minus
         (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the subaccount.

     (ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding Valuation Period.

     (iii)is a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date.

               ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                          AND VARIABLE ANNUITY PAYMENTS
           FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A  B  C

Where: A = Annuity unit value for the immediately preceding Valuation Period.
           Assume ......................................................  = $ X

       B = Net Investment Factor for the Valuation Period for which the annuity unit value is being calculated.
           Assume ....................................................... =   Y

       C = A factor to neutralize the assumed interest rate of 5% built into the
           Annuity Tables used.
           Assume ....................................................... =   Z

Then, the annuity unit value is:  $ X Y Z = $Q

               FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                     FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment =  A  B
                                         ------
                                         $1,000

Where: A = The Contract value as of the maturity date.
           Assume .....................................................  =  $ X

       B = The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
           Assume .....................................................  =  $ Y

Then, the first Monthly Variable Annuity Payment = $X$Y = $Z
                                                   ---------
                                                     1,000

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =  A
                          ---
                           B

Where: A =  The dollar amount of the first monthly Variable Annuity Payment.
            Assume .....................................................  = $ X

       B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
            Assume ...................................................... = $ Y

Then, the number of ANNUITY UNITS =  $ X = Z
                                     -------
                                       $ Y


                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the series account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the series account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) - 1

    The effective yield is shown at least to the nearest hundredth of one percent.

HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 Annual Contract Charge, calculated on the basis of an average series account value per Contract of $______, which converts that charge to an annual rate of ____% of the series account value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the WRL Series Fund are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market portfolio, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1998, the yield of the WRL J.P. Morgan Money Market subaccount was _____%, and the effective yield was

OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts except the WRL J.P. Morgan Money Market subaccount representing the accumulation period set forth in the prospectus is based on the thirty-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:
                                  a-b
                      YIELD = 2[(-----]+ 1)6 -1]
                                   cd

Where:

     a  = net investment income earned during the period by the corresponding portfolio of the Fund attributable to shares owned by the subaccount. b = expenses accrued for the period (net of reimbursement) c = the average daily number of units outstanding during the period d = the maximum offering price per unit on the last day of the period

For purposes of the yield quotations for all of the subaccounts except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 Annual Contract Charge, calculated on the basis of an average series account value per Contract of $______, which converts that charge to an annual rate of ____% of the series account value. The calculations do not take into account any premium taxes or any transfer charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the thirty days ended December 31, 1998, the yield for the WRL AEGON Bond subaccount was ______%.

TOTAL RETURNS

The total return quotations set forth in the Prospectus for all of these subaccounts (except the WRL J.P. Morgan Money Market subaccount) holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, three, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date the subaccounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:  P       =  a hypothetical initial payment of $1,000
        T       =  average annual total return
        N       =  number of years
        ERV     =  ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the particular period.

For purposes of the total return quotations for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 Annual Contract Charge, calculated on the basis of an average series account value per Contract of $______, which converts that charge to an annual rate of ____% of the series account value. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charges that may be applicable to a particular Contract.

OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and yields for the subaccounts based on the inception date of the subaccounts. These calculations will be determined according to the formulas presented in this SAI.

In addition, we may present historic performace data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, Western Reserve may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15% and the $30 Annual Contract Charge (based on average series account value of

                                      -14

$______, the Annual Contract Charge is translated into an annual charge of ____%). Such data assumes a complete surrender of the Contract at the end of the period.

ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by Western Reserve to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, Western Reserve may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to OWNERS, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the series account, its subaccounts, the Fund or its portfolios, or to their performance.

                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the series account will be maintained by WRL Investment Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

Prior to May 1, 1999, InterSecurities, Inc. ("ISI"), an affiliate of Western Reserve, was the principal underwriter of the Contracts. ISI has the same address as Western Reserve. Effective May 1, 1999, AFSG Securities Corporation ("AFSG") became the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. Both ISI and AFSG are registered with the SEC under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts and AFSG will not be compensated for its services as principal underwriter of the Contracts.

The Contracts are offered to the public through broker-dealers licensed under the Federal securities laws, and state insurance laws and who have entered into written sales agreements with AFSG. Western Reserve will generally pay broker-dealers first year sales commissions in an amount no greater than 0.75% (seventy-five one hundredths of one percent) of purchase payments. In addition, broker-dealers may receive renewal commissions equal to an amount no greater than 0.75% of the annuity value as of each Contract anniversary, beginning in the second Contract year and each year thereafter, providing the Contract has an annuity value of $25,000 or more on each anniversary. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable Federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.

                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the series account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS

The assets of WRL Series Annuity Account are held by Western Reserve. The assets of the series account are kept physically segregated and held apart from our general account and any of our other separate accounts. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. Additional protection for the assets of the series account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $12 million.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning Federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.

                             INDEPENDENT ACCOUNTANTS

The accounting firm of PricewaterhouseCoopers LLP, Independent accountants, provided audit services to the series account for the year ended December 31, 1998. The principal business address of PricewaterhouseCoopers LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1998. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the series account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's Financial Statements which are included in this SAI, should be considered only as bearing on Western Reserve's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the series account.

Financial Statements for Western Reserve for the years ended December 31, 1998, 1997 and 1996 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)    Financial Statements

                  The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.

           (b)    Exhibits

                  (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account. (3)

                  (2)    Not Applicable.

                  (3)    Distribution of Contracts


                         (a) Form of Master Service and Distribution Compliance Agreement. (6)


                         (b) Form of Broker/Dealer Supervisory and Service Agreement. (3)
                         (c) Form of Broker/Dealer Supervisory and Service Agreement. (3)

                  (4)    (a)  Specimen Flexible Payment Variable Accumulation
                              Deferred Annuity Contract. (5)

                         (b) Endorsements. (END00094, EA122, END00101, END00102, END.88.07.90 and EA121) (3)

                  (5) Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. (3)

                  (6)    (a)  Copy of Second Amended Articles of Incorporation
                              of Western Reserve. (3)
                         (b) Copy of Amended Code of Regulations of Western Reserve. (3)

                  (7)    Not Applicable.

                  (8)    Not Applicable.

                  (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. (2)

                  (10)   (a)  Written Consent of Sutherland Asbill & Brennan LLP
                              (6)
                         (b)  Written Consent of Ernst & Young LLP (6)
                         (c)  Written Consent of PricewaterhouseCoopers LLP (6)

                  (11)   Not Applicable.

                  (12)   Not Applicable.

                  (13)   Schedules for Computation of Performance Quotations.
                         (4)

                  (14)   Not Applicable.

                  (15)   (a) Powers of Attorney.
                         (b) Power of Attorney - James R. Walker (1)

-------------------------------------
(1) This exhibit was previously filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.
(2) This exhibit was previously filed on Post-Effective Amendment No. 10 to the Form N-4 Registration Statement dated December 22, 1997 (File No. 33-49550) and is incorporated herein by reference.
(3) This exhibit was previously filed on Post-Effective Amendment No. 11 to the Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(4) This exhibit was previously filed on Post-Effective Amendment No. 28 to the Form N-1A Registration Statement dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

(5) This exhibit was previously filed on Post-Effective Amendment No. 11 to the Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49550) and is incorporated herein by reference.
(6)         To be filed by amendment.

-------------------------------------
Item 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            PRINCIPAL               POSITION AND OFFICES
       NAME              BUSINESS ADDRESS             WITH DEPOSITOR
       ----              ----------------           --------------------

John R. Kenney                  (1)                 Chairman of the Board,
                                                    Chief Executive Officer
                                                    and President

James R. Walker          3320 Office Park Drive     Director
                         Dayton, Ohio  45439

Patrick S. Baird         4333 Edgewood Rd. N.E.     Director
                         Cedar Rapids, Iowa 52499

Lyman H. Treadway        30195 Chagrin Boulevard    Director
                         Suite 210N
                         Cleveland, Ohio 44124

Jack E. Zimmerman        507 St. Michel Circle      Director
                         Kettering, Ohio 45429

Alan M. Yaeger                  (1)                 Executive Vice
                                                    President, Actuary and
                                                    Chief Financial Officer

G. John Hurley                  (1)                 Executive Vice
                                                    President

William H. Geiger               (1)                 Senior Vice President,
                                                    Secretary and
                                                    General Counsel

Allan J. Hamilton               (1)                 Vice President, Treasurer
                                                    and Controller
-------------------------

(1)  570 Carillon Parkway, St. Petersburg, Florida 33716


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association

AEGON n.v. Netherlands Corporation  (53.63%)

  AEGON Netherland N.V. Netherlands Corporation (100%)

  AEGON Nevark Holding B.V. Netherlands Corporation (100%)

  Groninger Financieringen B.V. Netherlands Corporation (100%)

  AEGON International N.V. Netherlands Corporation (100%)

    Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
       Dennis Hersch)

    AEGON U.S. Holding Corporation (DE) (100%)
       Short Hills Management Company (NJ) (100%)
       CORPA Reinsurance Company (NY) (100%)
       AEGON Management Company (IN) (100%)
       RCC North America Inc. (DE) (100%)

   AEGON USA, Inc. - Holding Co.  (IA) (100%)
       First AUSA Life Insurance Company - Insurance Holding Co.(MD) (100%)
         AUSA Life Insurance Company, Inc. - Insurance  (NY) (100%)
         Life Investors Insurance Company of America - Insurance (IA) (100%)
             Bankers United Life Assurance Company - Insurance (IA) (100%)
         PFL Life Insurance Company - Insurance (IA) (100%)
         Southwest Equity Life Insurance Company - Insurance (AZ) (100%
           Voting Common)
         Iowa Fidelity Life Insurance Company - Insurance (AZ) (100% Voting
           Common)
         Western Reserve Life Assurance Co. of Ohio - Insurance (OH) (100%)
              WRL Series Fund, Inc. - Mutual fund (MD)
         Monumental Life Insurance Company - Insurance (MD) (100%)
              Monumental General Casualty Company - Insurance (MD) (100%)
              United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)
              The Whitestone Corporation - Insurance agency  (MD)(100%)
         Cadet Holding Corp. - Holding company (IA) (100%)
   AUSA Holding Company - Holding company (MD) (100%)
         Monumental General Insurance Group, Inc. - Holding company (MD) (100%) Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator (MD) (100%) Executive Management and Consultant Services, Inc. - Provides
           actuarial consulting services (MD) (100%)
         Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass
           marketed insurance coverages (MD) (100%)
   AUSA Financial Markets, Inc. - Marketing (IA) (100%)
   Universal Benefits Corporation - Third party administrator (IA) (100%) Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts (IA) (100%)
   Massachusetts Fidelity Trust Company - Trust company (IA) (100%)
   Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies (DE) (100%)
   Zahorik Company, Inc. - Broker-dealer (CA) (100%)
         ZCI, Inc. (AL) (100%)
   InterSecurities, Inc. - Broker-dealer (DE) (100%)
         ISI Insurance Agency Inc. & its Subsidiaries  - Insurance agency (CA)
           (100%)
         Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
             Mariner Financial Services, Inc. - Broker/Dealer (MI) (100%)
                Mariner/ISI Planning Corporation - Financial  planning (MI)
                  (100%)
                Associated Mariner Agency, Inc. and its Subsidiaries- Insurance
                   agency (MI) (100%)
                Mariner Mortgage Corporation - Mortgage origination (MI) (100%) Idex Investor Services, Inc. - Shareholder services (FL) (100%)
   IDEX Management, Inc. - Investment adviser (DE) (50%)
         IDEX Series Fund - Mutual fund (MA)
   Transunion Casualty Company - Insurance (IA) (100%)
   AUSA Institutional Marketing Group, Inc. - Insurance agency (MN) (100%) Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%)
   Diversified Investment Advisors, Inc. - Registered investment advisor (DE)
     (100%)
          Diversified Investors Securities Corporation - Broker-dealer (DE)
            (100%)
   AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
          AEGON USA Managed Portfolios, Inc. - Mutual fund (MD)
   American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%)
   Supplemental Insurance Division, Inc. - Insurance (TN) (100%)
   Creditor Resources, Inc. - Credit insurance (MI) (100%)
           CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
             agency (Canada)
   AEGON USA Investment Management, Inc. - Investment advisor (IA) (100%)
   AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services (IA) (100%)
           QUANTRA Corporation - (DE) (100%)
              QUANTRA Software Corporation - (DE) (100%)
           Landauer Realty Advisors, Inc. - Real estate counseling (IA) (100%) Landauer Associates, Inc. - Real estate counseling (DE) (100%)
           AEGON USA Realty Management, Inc. - Real estate management (IA)(100%) Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)
           USP Real Estate Investment Trust - Real estate investment trust (IA) Cedar Income Fund Ltd. - Real estate investment trust (IA)

Item 27. NUMBER OF CONTRACTOWNERS.


     As of December 31, 1998, 591 qualified contracts and 1,204 non-qualified contracts were In Force.

Item 28. INDEMNIFICATION

       Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

       SECTION 1701.13  AUTHORITY OF CORPORATION.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER

INTERSECURITIES, INC. ("ISI")


             (a) Before May 1, 1999, ISI, formerly known as IDEX Distributors, Inc. and before that, as Pioneer Western Distributors, Inc. is the principal underwriter for the Contracts. ISI also currently distributes securities of WRL Series Life Account and the IDEX Series Fund managed by IDEX management, Inc., an affiliate of ISI.


             (b)  Directors and Officers of ISI

                            PRINCIPAL                 POSITION AND OFFICES
         NAME            BUSINESS ADDRESS               WITH UNDERWRITER

  John R. Kenney                (1)                   Chairman of the Board

  G. John Hurley                (1)                   Director, President and
                                                      Chief Executive Officer

  Thomas R. Moriarty            (1)                   Senior Vice President

  William H. Geiger             (1)                   Secretary and Director

  William G. Cummings           (1)                   Vice President and
                                                      Treasurer

-----------------------------------------

  (1)  570 Carillon Parkway, St. Petersburg, Florida  33716


          (c)  Compensation to Principal Underwriter

               Not Applicable


AFSG SECURITIES CORPORATION ("AFSG")

          (a) After May 1, 1999, AFSG will be the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account, the AUSA Endeavor Variable Annuity Account, Separate Account C of First Providian Life and Health Insurance Company, and the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company. After May 1, 1999, AFSG will also serve as principal underwriter for the WRL Series Life Account, the WRL Series Annuity Account B and the AUSA Series Life Account.

          (b)   Directors and Officers of AFSG

                               PRINCIPAL             POSITION AND OFFICES
    NAME                   BUSINESS ADDRESS            WITH UNDERWRITER

Larry N. Norman                   (2)                 Director and President

Harvey E. Willis                  (2)                 Vice President and
                                                      Secretary

Lisa Wachendorf                   (2)                 Compliance Officer

Debra C. Cubero                   (2)                 Vice President

Gregory J. Garvin                 (2)                 Vice President

Michael F. Lane                   (2)                 Vice President

Sara J. Stange                    (2)                 Director and Vice
                                                      President

Brenda K. Clancy                  (2)                 Vice President

Michael G. Ayers                  (2)                 Treasurer/Controller

Colleen S. Lyons                  (2)                 Assistant Secretary

John F. Reesor                    (2)                 Assistant Secretary

Anne Spaes                        (2)                 Vice President

--------------------------------------

(2) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

          (c)   Compensation to Principal Underwriter

                Not applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, or other documents required to be maintained by
          Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Item 33.  SECTION 403(B)(11) REPRESENTATION

          Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
          - (4) thereof have been complied with.

          TEXAS ORP REPRESENTATION

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 2nd day of February, 1999.


                                   WRL SERIES ANNUITY ACCOUNT
                                   (Registrant)


                                   By: /s/ JOHN R. KENNEY
                                   ----------------------

                                        John R. Kenney, Chairman of the Board,
                                        Chief Executive Officer and President of
                                        Western Reserve Life Assurance Co. of
                                        Ohio

                                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                   (Depositor)


                                   By: /s/ JOHN R. KENNEY
                                   ----------------------

                                        John R. Kenney, Chairman of the Board,
                                        Chief Executive Officer and President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                   TITLE                             DATE


 /s/ JOHN R. KENNEY         Chairman of the Board,      February 2, 1999
-------------------         Chief Executive Officer
John R. Kenney              and President
                            (Principal Executive
                            Officer)

 /s/ ALAN M. YAEGER         Executive Vice President    February 2, 1999
--------------------        Actuary & Chief Financial
Alan M. Yaeger              Officer


/s/ ALLAN J. HAMILTON       Vice President, Treasurer   February 2, 1999
---------------------       and Controller
Allan J. Hamilton

PATRICK S. BAIRD            Director                    February 2, 1999
-------------------
Patrick S. Baird */
                 -

 /s/ LYMAN H. TREADWAY      Director                    February 2, 1999
----------------------
Lyman H. Treadway */

 /s/ JACK E. ZIMMERMAN      Director                    February 2, 1999
---------------------
Jack E. Zimmerman */

 /s/ JAMES R. WALKER        Director                    February 2, 1999
--------------------
James R. Walker */


*/  /S/ THOMAS E. PIERPAN
-------------------------
     Signed by Thomas E. Pierpan
     As Attorney-in-fact

Exhibit Index

EXHIBIT                  DESCRIPTION
  NO.                    OF EXHIBIT
-------                  ------------

  3a.            Form of Master Service and
                   Distribution Compliance Agreement*
 10a.            Written Consent of Sutherland
                   Asbill & Brennan LLP*
 10b.            Written Consent of Ernst & Young LLP*
 10c.            Written Consent of PricewaterhouseCoopers LLP*
--------------------------
*  To be filed by amendment.